UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ____________________
Date of Report (Date of earliest event reported): ___________________________
Commission File Number of securitizer: ___________________________
Central Index Key Number of securitizer: ___________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) o

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) o

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 00001633194 (MF IVc Depositor, LLC)

Mortgage Fund IVc Trust 2015-RN1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  ______________
Central Index Key Number of underwriter (if applicable):  ______________

John H. Fischer, Senior Vice President, 305-341-5512
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:

Item 2.01.  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3 and 99.4 for the related information.

Item 3.  Exhibits

99. 1	Disclosures required by Rule 15Ga-2 for Avenue 365 Lender Services

99.2	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1—Narrative
Schedule 2—Servicing Comment Report
Schedule 3—Pay String Report
Schedule 4—Compliance Summary Report
Schedule 5—NMLS Report
Schedule 6—Data Report
Schedule 7—Address Checks Report
Schedule 8—Servicing Data Report
Schedule 9—September Cut-off Servicing Data Report

99.3	Disclosures required by Rule 15Ga-2 for American Diligence, LLC

Schedule 1—Executive Summary/Narrative
Schedule 2—Rating Agency Grading Report

99.4	Disclosures required by Rule 15Ga-2 for ClearCapital.com, Inc.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 23, 2015

MF IVc DEPOSITOR, LLC
(Securitizer)

By:	/s/ John H. Fischer
Name: John H. Fischer
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number
99. 1	Disclosures required by Rule 15Ga-2 for Avenue 365 Lender Services

99.2	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1—Narrative
Schedule 2—Servicing Comment Report
Schedule 3—Pay String Report
Schedule 4—Compliance Summary Report
Schedule 5—NMLS Report
Schedule 6—Data Report
Schedule 7—Address Checks Report
Schedule 8—Servicing Data Report
Schedule 9—September Cut-off Servicing Data Report

99.3	Disclosures required by Rule 15Ga-2 for American Diligence, LLC

Schedule 1—Narrative
Schedule 2—Rating Agency Grading Report

99.4	Disclosures required by Rule 15Ga-2 for ClearCapital.com, Inc.